Summary of Operations and Significant Accounting Policies - Schedule of Estimated Useful Lives (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Buildings and Improvements [Member]
Estimated useful lives of property and equipment	39 years	39 years
Vehicles [Member] | Minimum [Member]
Estimated useful lives of property and equipment	3 years	3 years
Vehicles [Member] | Maximum [Member]
Estimated useful lives of property and equipment	5 years	5 years
Tools and Equipment [Member] | Minimum [Member]
Estimated useful lives of property and equipment	3 years	3 years
Tools and Equipment [Member] | Maximum [Member]
Estimated useful lives of property and equipment	7 years	7 years
Solar Arrays [Member]
Estimated useful lives of property and equipment	20 years	20 years